INVESTMENT LOSS (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENT LOSS [Abstract]
Schedule of investment loss
Investment loss consists of the gain (loss) from the following investments:

in millions of $	For the year ended December 31,
	2015	2016	2017

Loss on disposal of Nantong Hanwha PV-Tech Energy Co., Ltd.	(1.6)	-	-
Gain on liquidation of Hanwha Solar Australia Pty Ltd.	0.3	-	-
Loss on disposal of Bourton Renewables Limited	-	-	(0.1)
Loss on disposal of Harelaw Renewables Limited	-	-	(0.0)
Loss on disposal of High Ercall Renewables Limited	-	-	(0.1)
Loss on disposal of Solarpark HZBG Infrastruktur GmbH &; Co. KG	-	-	(0.0)
Loss on disposal of Solarpark NSTR Infrastruktur GmbH &; Co. KG	-	-	(0.0)

	(1.3)	-	(0.2)